PERSONNEL EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
PERSONNEL EXPENSES
Salaries and related benefits	Rp 9,411		Rp 9,457	Rp 9,674
Vacation pay, incentives, and other benefits	3,784		4,214	4,159
Pension and other post-employment benefits (Note 29)	1,854		1,691	1,764
Early retirement program	937		1,186	0
LSA expense (Note 30)	284		226	289
Others	92		33	41
Total	Rp 16,362	$ 981	Rp 16,807	Rp 15,927